RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CAD shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Due from Related Parties	$ 41,445	$ 44,986		$ 41,445	$ 38,554	$ 41,480
Accrued interest receivable	$ 392			1,148	756
Convertible Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 85,947	CAD 95,000
Stock Issued During Period, Shares, Issued for Services | shares		331,443	331,443
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 8,812	$ 0		8,812	878	7,025
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	2,694	4,220		2,694	2,970	1,490
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	3,284	5,930		3,284	856	9,752
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 116	$ 0		$ 116	$ 346	$ 0